INVENTORY	12 Months Ended
Dec. 31, 2013
INVENTORY [Text Block]
3.	INVENTORY

	2013	2012

Computers	$45,382	$2,765
Monitors	114,126	31,146
Printers	15,880	−
Parts and enclosures	31,426	291,301
General	23,779	18,996
	$230,593	$344,208

During the year, the Company recorded inventory write-down in the amount of $217,719 (2012 - $Nil).